UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		07/21/04

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	76
Form 13F Information Table Value Total:	139871
List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE			VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP VALUE(x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE
Adastra Minerals Inc Common 006515100 20 19000SH Sole 19000 0
AmSouth Bancorporation Common 032165102	2028 79640SH Sole 79640	0
Analogic Corp New Common 032657207 1278	30134SH Sole 30134 0
Analogic Corp New Common 032657207 182 4300SH Other 01 0 4300
Bank Of America Corp Common 060505104 761 9000SH Sole 9000 0
Chaoda Modern Agric Common G2046Q107 10836 38839125SH Sole 38839125 0
Chaoda Modern Agric Common G2046Q107 1967 7053375SH Other 01 0 7053375
Chevrontexaco Common 166764100 263 2800SH Sole 2800 0
China Pharmaceutical Common Y15018131 1923 6971000SH Sole 6971000 0
China Pharmaceutical Common Y15018131 276 1000000SH Other 01 0 1000000
Citigroup, Inc.Common 172967101	6317 135861SH Sole 135861 0
Citigroup, Inc. Common 172967101 1505 32375SH Other 01 0 32375
Clear Channel Communicati Common 184502102 461 12500SH Sole 12500 0
Directv Group Inc Common 25459L106 4115	240693SH Sole 240693 0
Directv Group Inc Common 25459L106 717 41981SH Other 01 0 41981
Dragon Oil Common G2828W132 42 56200SH Sole 56200 0
Dragon Oil Common G2828W132 44 58800SH Other 01 0 58800
Eiker Sparebank Common R1984E108 397 15485SH Sole 15485	0
Eiker Sparebank Common R1984E108 69 2700SH Other 01 0 2700
Elan Corp Plc Sponsored ADR 284131208 247 10000SH Sole 10000 0
Esso Sa Common F31710100 4089 29958SH Sole 29958 0
Esso Sa Common F31710100 1378 10100SH Other 01 0 10100
Exxon Mobil Corporation Common 30231G102 235 5312SH Sole 5312 0
Freeport-Mcmoran Copper Preferred D 35671D865 699 76000SH Sole 76000 0
Hang Ten Group Common G42856107 1 333444SH Other 01 0 333444
Hanover Direct Common 410783104	67 479500SH Other 01 0 479500
Hibernia Corp Class A 428656102	583 24000SH Sole 24000	0
Huaneng Power Common Y3744A105 40 46000SH Sole 46000 0
Icici Bk Ltd Sponsored ADR 45104G104 1465 121100SH Sole 121100 0
Icici Bk Ltd Sponsored ADR 45104G104 254 21000SH Other 01 0 21000
Indre Sogn Sparebanka Pri Common R3409A109 126 7830SH Sole 7830	0
Indre Sogn Sparebanka Pri Common R3409A109 53 3300SH Other 01 0	3300
Intrawest Corporation Sponsored ADR 460915200 6609 414400SH Sole 414400	0
Intrawest Corporation Sponsored ADR 460915200 1325 83126SH Other 01 0 83126
Jiangsu Expressway  Co Common Y4443L103 40 85000SH Sole 85000 0
Johnson & Johnson Nfs Common 478160104 406 7307SH Sole 7307 0
Kimberly Clark De Common P60694117 31 11500SH Sole 11500 0
Murphy Oil Corp Common 626717102 294 4000SH Sole 4000 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 4187 156000SH Sole 156000 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 2007 74800SH Other 01 0 74800
Orkla A/S Nok25 Series A R67787102 486 19440SH Sole 19440 0
Parkway Properties Inc Common 70159Q104 448 10096SH Sole 10096 0
People S Food Holdings Common G7000R108 8362 12748400SH Sole 12748400 0
People S Food Holdings Common G7000R108 1578 2407000SH Other 01	0 2407000
Petrochina Sponsored ADR 71646E104 17526 378550SH Sole 378550 0
Petrochina Sponsored ADR 71646E104 3419	73850SH	Other 01 0 73850
Petrokazahstan Inc Sponsored ADR 71649P102 13537 497350SH Sole 497350 0
Petrokazahstan Inc Sponsored ADR 71649P102 2591	95200SH Other 01 0 95200
Pfizer Inc. Common 717081103 257 7518SH Sole 7518 0
Pt Berlina Shs Common Y7119G167 13 107500SH Sole 107500	0
Pt Indofarma Perserotbk Common Y7131M101 5 800000SH Sole 800000	0
Regions Finl Corp Common 758940100 261 7156SH Sole 7156	0
Sabine Royalty Tr Unit Trust 785688102 588 17230SH Sole 17230 0
Sembcorp Inds Common Y79711100 30 39000SH Sole 39000 0
Sinolink Worldwide Hldgs Common	G8165B102 5991 52558800SH Sole 52558800	0
Sinolink Worldwide Hldgs Common	G8165B102 1290 11318000SH Other 0 11318000
Sparebanken Nord Norge Common R8288N106 1060 38885SH Sole 38885 0
Sparebanken Nord Norge Common R8288N106 125 4600SH Other 01 0 4600
Stada Arzneimittel Common D76226113 2881 68800SH Sole 68800 0
Stada Arzneimittel Common D76226113 577	13800SH Other 01 0 13800
Swisscom Sponsored ADR 871013108 714 21500SH Sole 21500	0
Swisscom Sponsored ADR 871013108 182 5500SH Other 01 0 5500
Tenon Ltd Preferred Q8983K101 1121 924727SH Sole 924727	0
Tenon Ltd Preferred Q8983K101 212 175000SH Other 01 0 175000
Tenon Ltd Common Q8983K127 4575	3771994SH Sole 3771994 0
Tenon Ltd Common Q8983K127 952 785000SH Other 01 0 785000
Teppco Partners Common 872384102 329 8650SH Sole 8650 0
Totens Sparebank Common	R92151100 869 44650SH Sole 44650 0
Totens Sparebank Common	R92151100 134 6900SH Other 01 0	6900
Trustmark Corp Common 898402102	1713 59234SH Sole 59234	0
Union Planters Corp Common 908068109 232 7809SH Sole 7809 0
United Food Holdings Common G9232V105 5783 22859200SH Sole 22859200 0
United Food Holdings Common G9232V105 1138 4501400SH Other 01 0	4501400
United Technologies Corp Common	913017109 220 2412SH Sole 2412 0
Wah Sang Gas Common G9419C128 2815 34338000SH Sole 34338000 0
Wah Sang Gas Common G9419C128 520 6350000SH Other 0 6350000
        			139871